Cover	Feb. 16, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 16, 2022
Entity Registrant Name	Matterport, Inc./DE
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39790
Entity Tax Identification Number	85-1695048
Entity Address, Address Line One	352 East Java Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	650
Local Phone Number	641-2241
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	MTTR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819394
Amendment Flag	false